Fair Value Measurements - Change in the fair value of the Level 3 (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in the fair value of the Level 3 financial liabilities
Fair value as of beginning of the period	$ 7,350,083
Change in fair value	(535,665)
Fair value as of end of the period	$ 11,399,652	$ 11,399,652
VSee Lab, Inc
Change in the fair value of the Level 3 financial liabilities
Fair value as of beginning of the period		$ 0	$ 273,534	$ 0
Fair value at October 5, 2022 (Initial measurement)				208,803
Change in fair value			(92,449)	64,731
Derivative adjustment from the Exchange Agreement (Note 9)			(181,085)
Fair value as of end of the period			$ 0	$ 273,534